The following tables shows the movement of the VTB during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accretion	$ 105,496	$ 119,470
Loss on settlement		316,241
Vtb [member]
IfrsStatementLineItems [Line Items]
Balance at ending	5,559,250
Interest	255,792
Accretion	27,046
Repayments	(6,158,329)
Loss on settlement	316,241
Balance at ending		$ 5,559,250